Consolidated Segment Data - Schedule of the Assets and Liabilities by Segment (Details) - Operating segments [member] - USD ($)		Dec. 31, 2025	Dec. 31, 2024
Schedule of the Assets by Segment [Line Items]
Assets by segment		$ 49,093,810	$ 44,692,419
Total liabilities		14,986,675	12,703,151
Secured Logistics Business [Member]
Schedule of the Assets by Segment [Line Items]
Assets by segment		25,890,499	21,448,136
Total liabilities		12,827,644	9,837,999
AI&Robotics Solution Business [Member]
Schedule of the Assets by Segment [Line Items]
Assets by segment		3,770,157	1,979,695
Total liabilities		612,216	959,205
General security solutions [Member]
Schedule of the Assets by Segment [Line Items]
Assets by segment	[1]	1,150,324	3,837,511
Total liabilities	[2]	1,111,804	1,485,464
Corporate and others [Member]
Schedule of the Assets by Segment [Line Items]
Assets by segment		18,282,830	17,427,077
Total liabilities		$ 435,011	$ 420,483

[1]	As of December 31, 2025, the total assets for general security solutions segment were presented as assets held for sale on the consolidated balance sheets.
[2]	As of December 31, 2025, the total liabilities for general security solutions segment were presented as liabilities directly associated with the assets held for sale on the consolidated balance sheets.